SCHEDULE OF REVENUES BY GEOGRAPHICAL LOCATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
At a point in time	$ 14,584,171	$ 16,340,575	$ 17,673,473
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time	14,584,171	16,340,575	17,673,473
CHINA
IfrsStatementLineItems [Line Items]
At a point in time	6,503,329	7,650,663	10,303,013
Europe [Member]
IfrsStatementLineItems [Line Items]
At a point in time	1,968,041	4,091,360	6,036,052
South America [Member]
IfrsStatementLineItems [Line Items]
At a point in time	16,089		895,851
North America [Member]
IfrsStatementLineItems [Line Items]
At a point in time	317,137	514,777	43,036
Asia [Member]
IfrsStatementLineItems [Line Items]
At a point in time	5,531,033	4,056,712	395,521
Africa [Member]
IfrsStatementLineItems [Line Items]
At a point in time	$ 248,542	$ 27,063